Earnings Per Share - Schedule of Basis for Calculation of Basic and Diluted Earnings Per Share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Basic earnings per share [abstract]
Profit (loss) for the year attributable to owners of the parent company - Basic		¥ 115,034	¥ 36,170	¥ (3,350)
Weighted average number of issued common shares for the year - Basic		637,577	550,000	550,000
Basic earnings (loss) per share	[1]	¥ 180.42	¥ 65.76	¥ (6.09)
Diluted earnings per share [abstract]
Profit (loss) for the year attributable to owners of the parent company - Diluted		¥ 115,034	¥ 36,170	¥ (3,350)
Weighted average number of issued common shares for the year		637,577	550,000	550,000
Effects of dilutive potential common shares		6,682	0	0
Weighted average number of ordinary shares used in calculating diluted earnings per share		644,259	550,000	550,000
Diluted earnings (loss) per share	[1]	¥ 178.55	¥ 65.76	¥ (6.09)

[1]	The share split occurred and became effective on November 15, 2025 and earnings per share has been retrospectively adjusted. Refer to Note 28, Issued Capital and Reserves for details of share split.